Exhibit 99.1
KPMG LLP BNY Mellon Center Suite 3400 500 Grant Street Pittsburgh, PA 15219-2598

Independent Accountants' Report on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (the "Company")
Credit Suisse First Boston Mortgage Securities Corp.
Credit Suisse Securities (USA) LLC ("Credit Suisse")
(together, the "Specified Parties")

Re: FREMF 2017-K73 Mortgage Trust – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Specified Parties contained in an electronic data file titled "K73-Red Data Tape_2.12.2018.xlsm" provided to us on February 12, 2018 containing information on 50 mortgage loans (the "Mortgage Loans") and 50 related mortgaged properties (the "Mortgaged Properties") (the "Data File") which we were informed are intended to be included as collateral in the offering of the Certificates by FREMF 2018-K73 Mortgage Trust. The Company's management is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●
The term "compared" means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

●
The term "recomputed" means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

●	The term "rounding" means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

●	The term "Cut-off Date" means the payment date in February 2018, as provided by the Company.

●	The term "Compared Attributes" means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.

●	The term "Loan File" means the copies of source documents made available by the Company and listed in Attachment A.

●	The term "Recomputed Attributes" means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

●	The term "Calculation Methodology" means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

●	The term "Instructions" means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

KPMG is a Delaware limited liability partnership and the U.S. member firm of the KMPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity

We were instructed by the Company to perform the agreed-upon procedures on all of the Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loans and related Mortgaged Properties and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the recomputation methodologies, assumptions, instructions, materiality thresholds and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Pittsburgh, Pennsylvania

February 13, 2018

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Freddie Mac Loan Number	Promissory Note, Loan Agreement, Commitment Letter
Property Name	Provided by Company
Seller/Servicer	Promissory Note, Loan Agreement, Security Instrument, Exhibit A to Commitment Letter
Address (Street)	Appraisal Report, Engineering Report, USPS Website
City	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
State	Appraisal Report, Engineering Report, USPS Website
Zip Code	Appraisal Report, Engineering Report, USPS Website
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report, Investment Brief
Cut-off Date	Provided by Company
Original Principal Balance	Promissory Note, Loan Agreement, Security Instrument
Note Date	Promissory Note
Note Rate	Promissory Note
Rate Type	Promissory Note
Interest Calculation	Promissory Note
Monthly Debt Service	When the “Amortization Type” is equal to Interest Only, compare to the “Monthly Debt Service (IO)”, for all other loans, Promissory Note.
First Payment Date	Promissory Note
Maturity Date	Promissory Note
Payment Date	Promissory Note
Late Charge Grace Period (# of days)	Promissory Note
Amortization Type	Promissory Note
Interest Only Term	Promissory Note
Prepay Provision Description	Promissory Note
Defeasance To Maturity	Loan Agreement
Partial Defeasance Permitted (Y/N)	Promissory Note, Loan Agreement, Security Instrument
Appraised Value	Appraisal Report
Appraised Value Type	Appraisal Report
Appraisal Firm	Appraisal Report
Appraisal Date	Appraisal Report
Year Built	Engineering Report, Appraisal Report
Year Renovated	Engineering Report, Appraisal Report
Number of Units	Rent Roll, Appraisal Report, Asset Summary Report, Investment Brief

ATTACHMENT A

Attribute	Source Document
Low Income Units	CRA Report
Very Low Income Units	CRA Report
Unit of Measure	Rent Roll, Appraisal Report, Asset Summary Report, Investment Brief
# Units - Commercial	Rent Roll, Appraisal Report, Asset Summary Report, Investment Brief
Elevator (Y/N)	Engineering Report, Appraisal Report
FIRREA Eligible (Y/N)	Appraisal Report
Zoning Status	Zoning Summary, Appraisal Report, Asset Summary Report, Investment Brief
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Fee Simple/Leasehold	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Rent	Ground Lease or Ground Lease Estoppel, Loan Agreement
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel, Loan Agreement
Ground Lease Expiration Date w/ Extensions	Ground Lease or Ground Lease Estoppel, Loan Agreement
U/W EGI	Asset Summary Report Excel
U/W Expenses	Asset Summary Report Excel
Underwritten Annual Reserves	Asset Summary Report Excel
U/W NCF	Asset Summary Report Excel
Most Recent Period Ending	Asset Summary Report Excel
Most Recent EGI	Asset Summary Report Excel
Most Recent Expenses	Asset Summary Report Excel
Most Recent NOI	Asset Summary Report Excel
Most Recent NCF	Asset Summary Report Excel
2nd Most Recent Period Ending	Asset Summary Report Excel
2nd Most Recent EGI	Asset Summary Report Excel
2nd Most Recent Expenses	Asset Summary Report Excel
2nd Most Recent NOI	Asset Summary Report Excel
2nd Most Recent NCF	Asset Summary Report Excel
3rd Most Recent Period Ending	Asset Summary Report Excel
3rd Most Recent EGI	Asset Summary Report Excel
3rd Most Recent Expenses	Asset Summary Report Excel
3rd Most Recent NOI	Asset Summary Report Excel
3rd Most Recent NCF	Asset Summary Report Excel
Occupancy as of Date	Rent Roll, Investment Brief, Asset Summary Report
Monthly Rent per Unit	Rent Roll, Appraisal Report, Asset Summary Report Excel
Tenant Concentration Type	Investment Brief, Appraisal Report, Asset Summary Report, Loan Agreement
% of Tenant Concentration	Investment Brief, Appraisal Report, Asset Summary Report, Loan Agreement

ATTACHMENT A

Attribute	Source Document
Condo Ownership (% or N/A)	Loan Agreement, Investment Brief, Legal Memo, Security Instrument
Amount Sq. Ft - Commercial	Investment Brief, Rent Roll, Appraisal Report, Lease, Asset Summary Report
% of GPR from Commercial Rental Income	Rent Roll, Appraisal Report, Asset Summary Report Excel
Environmental Firm	Phase I Environmental Report
Phase I Environmental Report Date	Phase I Environmental Report
Phase II Recommended (Y/N)	Phase I Environmental Report
Phase II Performed (Y/N)	Phase II Environmental Report
Phase II Environmental Report Date	Phase II Environmental Report
Environmental Cost to Cure (Phase I plus Phase II)	Phase I & Phase II Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Immediate Repairs Cost Estimate	Engineering Report
Replacement Reserves Cost Estimate per Year	Engineering Report
Seismic Firm	Seismic Report, Peak Ground Acceleration Report, Engineering Report
Seismic Report Date	Seismic Report, Peak Ground Acceleration Report
Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)	Seismic Report, Engineering Report, Seismic Map, Peak Ground Acceleration Report, Investment Brief
PML Report Required (Y/N)	Seismic Report, Engineering Report, Seismic Map, Peak Ground Acceleration Report, Investment Brief
PML (%)	Seismic Report, Engineering Report, Seismic Map, Peak Ground Acceleration Report, Investment Brief
Green Advantage	Investment Brief, Green Assessment Report, Green Assessment Excel
Tax Escrow - Current Balance ($ or N/A)	Servicing Tape
Tax Escrow - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Tax Escrow - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Insurance Escrow - Current Balance ($ or N/A)	Servicing Tape
Insurance Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Insurance Reserve - Contractual Payment	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
Engineering Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Engineering Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape

ATTACHMENT A

Attribute	Source Document
Replacement Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Replacement Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Replacement Reserve - Contractual - Cap ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Other Reserve - Current Balance ($ or N/A)	Servicing Tape
Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Other Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Other Reserve - Contractual - Cap ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument, Servicing Tape
Springing Reserve 1 Name	Loan Agreement, List of all Escrow Accounts Held, Security Instrument
Springing Reserve 1 Amount ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument
Springing Reserve 1 Description	Loan Agreement, List of all Escrow Accounts Held, Security Instrument
Springing Reserve 2 Name	Loan Agreement, List of all Escrow Accounts Held, Security Instrument
Springing Reserve 2 Amount ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Security Instrument
Springing Reserve 2 Description	Loan Agreement, List of all Escrow Accounts Held, Security Instrument
Letter of Credit Amount	Letter of Credit, Loan Agreement, Security Instrument
Letter of Credit Description	Letter of Credit, Loan Agreement, Security Instrument
Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Security Instrument
Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Security Instrument
Environmental Insurance (Y/N)	Environmental Insurance Certificate, Form 1133
Flood Insurance (Y/N)	Property Insurance Certificate, Form 1133
Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133
Earthquake Insurance In Place (Y/N)	Property Insurance Certificate, Form 1133
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133
Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133
Liability Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133
Cash Management (Description or N/A)	Cash Management Agreement, Lockbox Agreement, Loan Agreement
Lockbox (Y/N)	Cash Management Agreement, Lockbox Agreement, Loan Agreement
Existing Financing In Place (existing) (Y/N)	Loan Agreement, Promissory Note, Security Instrument
Existing Financing Amount (existing)	Loan Agreement, Promissory Note, Security Instrument
Existing Financing Description (existing)	Loan Agreement, Promissory Note, Security Instrument

ATTACHMENT A

Attribute	Source Document
Future Mezzanine Debt (Y/N)	Loan Agreement, Promissory Note, Security Instrument
Future Secondary Financing (Y/N)	Loan Agreement, Promissory Note, Security Instrument
Future Secondary Financing Description	Loan Agreement, Promissory Note, Security Instrument
Substitution Permitted (Y/N)	Loan Agreement, Promissory Note, Security Instrument
Number of Properties per Loan	Promissory Note, Loan Agreement, Security Instrument
Multiproperty Collateral Release Price ($ or N/A)	Loan Agreement, Promissory Note, Security Instrument Crossed Agreement
Cross Collateralized and Cross Defaulted	Loan Agreement, Promissory Note, Security Instrument Crossed Agreement
Crossed Collateral Release (Y or N or N/A)	Loan Agreement, Promissory Note, Security Instrument Crossed Agreement
Crossed Collateral Release Provisions (Description or N/A)	Promissory Note, Loan Agreement, Security Instrument Crossed Agreement
Loan Purpose	Loan Agreement, Investment Brief, Security Instrument
Borrowing Entity	Promissory Note, Loan Agreement, Security Instrument
Entity Type	Promissory Note, Loan Agreement, Security Instrument
State of Organization	Promissory Note, Loan Agreement, Security Instrument, Investment Brief
Borrower Principal	Provided by Company
Borrower Type	Loan Agreement, Promissory Note, Security Instrument, Investment Brief
Tenants In Common (Y/N)	Loan Agreement, Promissory Note, Security Instrument, Borrower Documents
Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement, Security Instrument, Borrower Documents
Independent Director (Y/N)	Loan Agreement, Security Instrument
Non-Consolidation Opinion (Y/N)	Opinion Letter, Commitment Letter
Assumption Fee	Loan Agreement, Security Instrument
Recourse(Y/N)	Promissory Note, Guaranty Agreement
Recourse Description	Promissory Note, Loan Agreement, Security Instrument, Guaranty Agreement
Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Loan Agreement
Environmental Indemnitor (Name or N/A)	Promissory Note, Loan Agreement, Guaranty Agreement, Security Instrument
Environmental Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Security Instrument
Fraud Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Security Instrument
Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Security Instrument
Voluntary Bankruptcy Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Security Instrument
Waste Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement, Security Instrument

ATTACHMENT A

Attribute	Source Document
Borrower Or Principal Prior Bankruptcy (Y/N)	Form 1115
Management Company	Management Agreement, Assignment of Management Agreement
Primary Servicing Fee	Exhibit A to Commitment Letter, Investment Brief
Master Servicing Fee	Provided by Company
Trustee Fee	Provided by Company
Master Servicing Surveillance Fee	Provided by Company
Special Servicing Surveillance Fee	Provided by Company
CREFC Royalty Fee	CREFC Fee Letter

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance	Recompute using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Maturity Balance	Recompute the Maturity Balance as the aggregate principal amount that is scheduled to be paid on the Maturity Date, excluding the principal component that is included in the Monthly Debt Service that is due on the Maturity Date using the Original Principal Balance, Interest Calculation, Original Amortization Term (months), Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. ..
% of Cut-off Date Pool Balance	Respective Cut-off Balance divided by sum of Cut-off Balances.
Monthly Debt Service (IO)	Recompute using the Original Principal Balance, Interest Calculation, Note Rate, Seasoning as of Cut Off Date and Interest Only Term, as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Original Amortization Term (months)	Recompute using the Original Principal Balance, Note Rate and Monthly Debt Service for Mortgage Loans identified in the Data File from which the Amortization Type characteristic is ‘Balloon’, (the “Balloon Loans”). For the Mortgage Loans identified in the Data File for which the Amortization Type characteristic is ‘Partial IO’ (the “Partial Interest Only Loans”), use the Monthly Debt Service after the expiration of the interest only period. For the Mortgage Loans identified in the Data File for which the Amortization Type characteristic is ‘Interest Only’, (the “Interest Only Loans”), the attribute is shown as ‘0’.
Original Loan Term (months)	Number of payments between and including the First Payment Date and Maturity Date.
Remaining Amortization	Recompute using the Original Amortization Term (months), Seasoning as of Cut Off Date and Interest Only Term.
Remaining Term	Original Loan Term (months) minus Seasoning as of Cut Off Date.
Seasoning as of Cut Off Date	Original Loan Term (months) minus Remaining Term.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Balance Per Unit	Cut-off Balance divided by Number of Units.
LTV at Cutoff	Cut-off Balance divided by Appraised Value.
LTV at Maturity	Maturity Balance divided by Appraised Value.
U/W NOI	Sum of Underwritten Annual Reserves and U/W NCF.
U/W DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service.
U/W IO DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service (IO).
Most Recent DSCR (NCF)	Most Recent NCF divided by product of 12 and Monthly Debt Service.
2nd Most Recent DSCR (NCF)	2nd Most Recent NCF divided by product of 12 and Monthly Debt Service.
3rd Most Recent DSCR (NCF)	3rd Most Recent NCF divided by product of 12 and Monthly Debt Service.
Occupancy Rate	Number of occupied units divided by Number of Units.
CDCR (Combined DCR)	Provided by Company (if Applicable).
CLTV (Combined LTV)	Original Principal Balance plus Existing Financing Amount (existing) divided by Appraised Value.
Related Borrowers Group Name	Recompute by grouping loans by Borrower Principal.
Administration Fee	Sum of Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee and CREFC Royalty Fee.
Net Mortgage Rate	Note Rate minus Administration Fee.

B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the source document indicated as “Provided by Company,” and those Recomputed Attributes with the calculation methodology indicated as “Provided by Company,” we were instructed by the Company to assume the attribute or result is accurate; therefore we did not perform any procedure.

2.	For the Compared Attribute “Environmental Cost to Cure (Phase I plus Phase II)”, we were instructed by the Company to use $0 as the value for the Compared Attribute when the source documents (“Phase I & Phase II Environmental Report”) contained an Environmental Cost to Cure of less than $5,000.

C-1